LOAN RECEIVABLES, NET - Narrative (Details) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2018 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 05, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	May 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Nov. 06, 2019 CNY (¥)
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivables, net		¥ 202,130,000	¥ 267,383,000		$ 31,306		$ 41,412	¥ 778,480,000
Allowance for loan losses recorded for loan receivables		56,466,000	320,944,000					615,592,000
Allowance for doubtful accounts for other loan receivables		56,500,000	320,900					73,800,000
Loan receivables on non-accrual status		16,500,000	29,500,000					21,338,000
Zhongji Wealth Guarantee Co., Ltd. | Unsecured loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivables, net		¥ 34,400,000	¥ 360,540,000
Term of loan (in years)		12 months	12 years
Zhongji Wealth Guarantee Co., Ltd. | Minimum
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of loan (in years)	1 year
Zhongji Wealth Guarantee Co., Ltd. | Minimum | Unsecured loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest rate (as a percent)		4.00%	4.00%		4.00%		4.00%
Zhongji Wealth Guarantee Co., Ltd. | Maximum
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of loan (in years)	2 years 6 months
Zhongji Wealth Guarantee Co., Ltd. | Maximum | Unsecured loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest rate (as a percent)		10.00%	10.00%		10.00%		10.00%
Zhongguo Factoring
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans	¥ 1,431,800,000
Loan receivables, net			¥ 0					541,800,000
Maturity of a loan									¥ 427,500,000
Allowance for loan losses recorded for loan receivables			0					¥ 541,800,000
Loan receivables repaid			7,400,000
Zhongguo Factoring | Minimum
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest rate (as a percent)	4.35%
Zhongguo Factoring | Maximum
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest rate (as a percent)	9.00%
Certain post loan service companies | Subsequent events
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivables repaid				¥ 22,000,000		¥ 10,800,000
Certain post loan service companies | Unsecured loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans		¥ 50,200,000	¥ 66,200,000
Term of loan (in years)		21 months	21 months
Certain post loan service companies | Zhongji Wealth Guarantee Co., Ltd.
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans guaranteed		¥ 170,000,000	¥ 170,000,000
Interest rate (as a percent)		6.00%	6.00%		6.00%		6.00%
Certain post loan service companies | Zhongji Wealth Guarantee Co., Ltd. | Minimum
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of loan (in years)		11 months	11 months
Certain post loan service companies | Zhongji Wealth Guarantee Co., Ltd. | Maximum
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of loan (in years)		12 months	12 months
Certain third-party loan borrowers
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivables, net		¥ 258,600,000	¥ 596,700,000